CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
CONSOLIDATED STATEMENTS OF OPERATIONS
Sales	$ 1,935	$ 1,879	$ 1,875	$ 1,690	$ 1,758	$ 1,791	$ 1,669	$ 1,462	$ 3,565		$ 5,444		$ 7,379		$ 6,680		$ 6,085
Costs and expenses
Costs applicable to sales (1)		1,053	999	957	1,002				1,956		3,009		4,062	[1]	3,738	[1]	3,588	[1]
Depreciation and amortization	323	328	310	300	312	338	285	278	610	$ 563	938	$ 901	1,261		1,213		1,121
Reclamation and remediation (Note 7)	94	26	43	29	108	24	18	19	72	37	98	61	192		169		249
Exploration													179		148		156
Advanced projects, research and development													143		134		126
General and administrative													237		233		241
Impairment of long-lived assets (Note 8)					1,000								14		1,003		56
Other expense, net (Note 9)													32		58		116
Total costs and expenses													6,120		6,696		5,653
Other income (expense):
Other income, net (Note 10)													54		69		135
Interest expense, net of capitalized interest of $22, $33 and $40, respectively													(241)		(273)		(297)
Total other income (expense)													(187)		(204)		(162)
Income (loss) before income and mining tax and other items	265	278	335	194	(889)	221	240	208	529	448	807	669	1,072		(220)		270
Income and mining tax benefit (expense) (Note 11)	(777)	(73)	(166)	(111)	(22)	(91)	(239)	(227)	(277)	(466)	(350)	(557)	(1,127)		(579)		(386)
Equity income (loss) of affiliates													(16)		(13)		(45)
Net income (loss) from continuing operations	(524)	206	166	81	(916)	132	(4)	(24)	247	(28)	453	104	(71)		(812)		(161)
Net income (loss) from discontinued operations (Note 4)	7	(7)	(15)	(23)	98	(449)	64	156	(38)	220	(45)	(229)	(38)		(131)		441
Net income (loss)	(517)	199	151	58	(818)	(317)	60	132	209	192	408	(125)	(109)		(943)		280
Net loss (income) attributable to noncontrolling interests, net of tax
Continuing operations (Note 13)	(25)	7	24	(11)	523	34	17	12	13	29	20	63	(5)		586		148
Discontinued operations (Note 4)					(45)	(79)	(54)	(94)		(148)		(227)			(272)		(222)
Net loss (income) attributable to noncontrolling interests, net of tax	(25)	7	24	(11)	478	(45)	(37)	(82)	13	(119)	20	(164)	(5)		314		(74)
Net income (loss) attributable to Newmont stockholders	(542)	206	175	47	(340)	(362)	23	50	222	73	428	(289)	(114)		(629)		206
Net income (loss) attributable to Newmont stockholders:
Continuing operations	(549)	213	190	70	(393)	166	13	(12)	260	1	473	167	(76)		(226)		(13)
Discontinued operations	7	(7)	(15)	(23)	53	(528)	10	62	(38)	72	(45)	(456)	(38)		(403)		219
Net income (loss) attributable to Newmont stockholders	$ (542)	$ 206	$ 175	$ 47	$ (340)	$ (362)	$ 23	$ 50	$ 222	$ 73	$ 428	$ (289)	$ (114)		$ (629)		$ 206
Net income (loss) per common share, Basic (Note 14)
Continuing operations (in dollars per share)	$ (1.02)	$ 0.39	$ 0.36	$ 0.13	$ (0.74)	$ 0.31	$ 0.02	$ (0.02)	$ 0.49		$ 0.88	$ 0.31	$ (0.14)		$ (0.43)		$ (0.02)
Discontinued operations (in dollars per share)	0.01	(0.01)	(0.03)	(0.04)	0.10	(0.99)	0.02	0.11	(0.07)	$ 0.13	(0.08)	(0.86)	(0.07)		(0.76)		0.42
Income (loss) per common share, basic (in dollars per share)	(1.01)	0.38	0.33	0.09	(0.64)	(0.68)	0.04	0.09	0.42	0.13	0.80	(0.55)	(0.21)		(1.19)		0.40
Net income (loss) per common share, Diluted (Note 14)
Continuing operations (in dollars per share)	(1.02)	0.39	0.36	0.13	(0.73)	0.31	0.02	(0.02)	0.49		0.88	0.31	(0.14)		(0.42)		(0.02)
Discontinued operations (in dollars per share)	0.01	(0.01)	(0.03)	(0.04)	0.10	(0.99)	0.02	0.11	(0.07)	0.13	(0.08)	(0.86)	(0.07)		(0.76)		0.42
Income (loss) per common share, diluted (in dollars per share)	(1.01)	0.38	0.33	0.09	(0.63)	(0.68)	0.04	0.09	$ 0.42	$ 0.13	$ 0.80	$ (0.55)	(0.21)		(1.18)		0.40
Cash dividends declared per common share	$ 0.075	$ 0.075	$ 0.050	$ 0.050	$ 0.050	$ 0.025	$ 0.025	$ 0.025					$ 0.250		$ 0.125		$ 0.100

[1]	Excludes Depreciation and amortization and Reclamation and remediation.